Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Oct. 14, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policies and practices regarding the timing of equity awards in relation to the disclosure of material nonpublic information. Our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The timing of any equity awards to executive officers in connection with new hires, promotions, our annual compensation cycle, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment, our annual compensation cycle, or a promotion effective date. As a result, the timing of the equity awards occurs independent of the release of any material nonpublic information.

Award Timing Method
The timing of any equity awards to executive officers in connection with new hires, promotions, our annual compensation cycle, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment, our annual compensation cycle, or a promotion effective date. As a result, the timing of the equity awards occurs independent of the release of any material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Razdan [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		38,059
Exercise Price | $ / shares		$ 10.51
Fair Value as of Grant Date | $		$ 0